ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets at amortised cost, category [member] | Loan portfolio and investments in debt securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	200,819,178	186,147,734
Financial assets at fair value	199,972,606	200,356,532
Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	10,689,692	9,979,679
Financial assets at fair value	10,715,384	9,981,183
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Financial assets at fair value	189,257,222	190,375,349
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 49,697,404	$ 40,438,606